SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted bank deposits	¥ 295,910	$ 46,435	¥ 390,702